Share-based compensation - Schedule of Recognized Compensation Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 8,330	$ 9,348	$ 9,728
Sales and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	88	98	131
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	5,800	6,267	6,701
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 2,442	$ 2,983	$ 2,896